As filed with the Securities and Exchange Commission on November 26, 2008
                                                                                                                                      File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 79	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 31, 2008 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until December 31, 2008, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) filed in Post-Effective Amendment No. 58 on April 2, 2008, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 62 on June 13, 2008, in Post-Effective Amendment No. 64 on June 20, 2008, in Post-Effective Amendment No. 65 on June 26, 2008, in Post-Effective Amendment No. 67 on July 7, 2008, in Post-Effective Amendment No. 69 on August 5, 2008, in Post-Effective Amendment No. 71 on September 3, 2008, in Post-Effective Amendment No. 73 on October 2, 2008 and in Post-Effective Amendment No. 75 on October 31, 2008, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 77 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 58.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 77 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th of November 2008.

By:
Michael A. Latham*
President

Date: November 26, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 77 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director

Date: November 26, 2008

John E. Martinez*
Director

Date: November 26, 2008

George G. C. Parker*
Director

Date: November 26, 2008

Cecilia H. Herbert*
Director

Date: November 26, 2008

Charles A. Hurty*
Director

Date: November 26, 2008

John E. Kerrigan*
Director

Date: November 26, 2008

Robert H. Silver*
Director

Date: November 26, 2008

Darrell Duffie
Director

Date: November 26, 2008

Michael Latham*
President

Date: November 26, 2008

/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Treasurer

Date: November 26, 2008

*By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: November 26, 2008

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.